Summary of Selected Significant Accounting Polices (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Selected Significant Accounting Policies [Abstract]
Finished goods	$ 41,884	$ 39,353	$ 38,380
Raw materials	1,270	858	1,220
Finished goods in transit	5,926	6,679	4,144
Total	$ 49,080	$ 46,890	$ 43,744